Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Cash Flows from Operating Activities:
Net loss	$ (1,274,247)	$ (1,647,464)	$ (2,777,504)	$ (134,876)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	260,000	595,400	1,375,400
Changes in operating assets and liabilities:
Prepaid expense	8,754	(30,191)	(16,007)
Accounts Payable and Accrued liabilities	1,009,197	1,052,064	1,416,190	99,487
Bank overdraft	175
Net Cash Provided by (Used in) Operating Activities	3,879	(30,191)	(1,921)	(35,389)
Cash Flows from Financing Activities:
Proceeds from issuance of notes payable - related party	100	30,191	30,291	26,136
Proceeds from issuance of convertible notes payable	2,500
Proceeds from issuance of notes payable				35,000
Principal payments on notes payable - related party	(7,429)		(27,420)	(25,747)
Net Cash Provided by (Used in) Financing Activities	(4,829)	30,191	2,871	35,389
Net Change in Cash and Cash Equivalents	(950)		950
Cash and Cash Equivalents, beginning of period	950
Cash and Cash Equivalents, end of period			950
Supplemental Disclosure Information:
Cash paid for interest
Cash paid for income taxes
Non-cash Transactions:
Notes Payable issued for expenses paid on behalf of the Company	52,069		17,000
Notes Payable issued for expenses paid on behalf of the Company - related party	$ 5,000	$ 88,809	$ 88,809